31-Mar-2013
Principal
Payment
0.00
56,284,753.31
0.00
0.00
56,284,753.31
Interest per
0.388310
1.000000
1.000000
Interest & Principal Interest & Principal
Amounts in USD
Dates
Summary
Note Initial Beginning Ending Principal per $1000
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
Factor
0.000000
Total
585,567.73
$56,870,321.04
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Class A-3 Notes 0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-2 Notes 0.660000% 136,674.00 0.276109 56,421,427.31 113.982681
Class A-1 Notes 0.343780% 0.00 0.000000 0.00
per $1000 Face Amount
0.000000
Payment
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest Rate Interest Payment $1000 Face Amount
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
present value of Base Residual Value 1,000,113,898.17 846,413,894.70 815,616,704.90
Amount Percentage
Total Securitization Value
1,697,643,474.41
1,144,338,007.85
1,088,053,254.54
present value of lease payments 697,529,576.24 297,924,113.15 272,436,549.64
Total Note Balance
1,430,264,000.00
838,762,182.46
782,477,429.15
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Class A-1 Notes 345,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 495,000,000.00 248,498,182.46 192,213,429.15 113.706572
Balance Balance Balance Face Amount
Interest Period of the Class A-1 Notes (from... to) 15-Mar-2013 15-Apr-2013 Actual/360 Days 31
15-Mar-2013 15-Apr-2013 30/360 Days 30
Determination Date 11-Apr-2013
Record Date 12-Apr-2013
Payment Date
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
15-Apr-2013
Collection Period No. 13
Collection Period (from... to) 1-Mar-2013 31-Mar-2013
Collection Period Ended
Distribution Detail
Shortfall
0.00 0.00
0.00
0.00
585,567.73
0.00
0.00
56,284,753.31
Regular Principal Distribution Amount 56,284,753.31 56,284,753.31 0.00
Principal Distribution Amount 56,284,753.31 56,284,753.31 0.00
Interest Distributable Amount Class A Notes 585,567.73 585,567.73 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 136,674.00 136,674.00 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
Monthly Interest Distributable Amount 585,567.73 585,567.73 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Total Servicing Fee 953,615.01 953,615.01 0.00
Total Trustee Fee
0.00
Total Available Funds
67,904,719.10
Amount Due
Total Available Collections
67,904,719.10 (9) Excess Collections to Certificateholders
Reserve Account Draw Amount 0.00
Total Distribution
10,080,783.05
67,904,719.10
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs
Investment Earnings 1,162.99 (8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Subtotal
67,903,556.11 (5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount
Excess wear and tear included in Net Sales Proceeds 12,674.48 (3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds 191,828.56 (4) Priority Principal Distribution Amount
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations 12,334,662.15 (2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases) 29,913,403.46
Available Funds
Lease Payments Received 25,655,490.50 (1) Total Servicing Fee
Distributions
953,615.01
Notice to Investors
Reserve Fund and Investment Earnings
Pool Statistics
Cumulative Turn-in Ratio 75.19%
Proportion of base prepayment assumption realized life to date 92.84%
Actual lifetime prepayment speed 0.77%
Weighted Average Seasoning (months) 12.37 23.86
Aggregate Base Residual Value 1,139,551,610.25 872,779,844.22
Weighted Average Securitization Rate 6.66% 6.63%
Weighted Average Remaining Term (months) 25.04 13.49
Securitization Value end of Collection Period 1,088,053,254.54 34,224
Pool Factor 64.09%
As of Cutoff Date Current
Terminations- Scheduled 10,408,008.79
Repurchase Payment (excluding interest) 0.00
Gross Losses 2,186,077.29
Securitization Value beginning of Collection Period 1,144,338,007.85 35,695
Principal portion of lease payments 19,106,538.07
Terminations- Early 24,584,129.16
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Investment Earnings
Net Investment Earnings on the Reserve Fund 149.13
Net Investment Earnings on the Exchange Note
Collection Account
1,013.86
Investment Earnings for the Collection Period 1,162.99
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 149.13
minus Net Investment Earnings 149.13
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(2.939%)
Cumulative Residual Loss / (Gain) (49,894,759.94)
Less sales proceeds and other payments received during
Collection Period
41,129,570.29
Current Residual Loss / (Gain) (4,900,829.72)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.099%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP 36,228,740.57
Less Recoveries 517,337.67
Current Net Credit Loss / (Gain) (280,990.96)
Cumulative Net Credit Loss / (Gain) (1,675,617.47)
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 949,474.67
Less Liquidation Proceeds 713,127.96
91-120 Days Delinquent 315,727.17 8 0.03%
Total 1,088,053,254.54 34,224 100.00%
31-60 Days Delinquent 3,109,240.37 92 0.29%
61-90 Days Delinquent 375,559.45 11 0.03%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,084,252,727.55 34,113 99.65%